Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Exchange-traded funds: 3.90%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	38,104	$ 906,494
iShares Core MSCI EAFE ETF	21,772	1,531,225
iShares Core MSCI Emerging Markets ETF	3,312	214,386
iShares Core S&P 500 ETF	6,697	2,556,714
iShares Core S&P Small-Cap ETF	2,450	257,471
The Industrial Select Sector SPDR Fund	37,598	3,406,752
Total Exchange-traded funds (Cost $7,297,706)		8,873,042
Investment companies: 93.49%
Affiliated master portfolios: 71.16%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		50,433,200
Wells Fargo Core Bond Portfolio		76,703,517
Wells Fargo Disciplined Large Cap Portfolio		8,534,799
Wells Fargo Emerging Growth Portfolio		610,780
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		407,267
Wells Fargo Factor Enhanced International Equity Portfolio		2,835,383
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		1,202,365
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		658,873
Wells Fargo High Yield Corporate Bond Portfolio		1,989,421
Wells Fargo Real Return Portfolio		8,870,789
Wells Fargo Small Company Value Portfolio		648,356
Wells Fargo Strategic Retirement Bond Portfolio		8,871,757
		161,766,507
Alternative investment funds: 5.85%
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,486,716	9,708,258
Wells Fargo Alternative Risk Premia Fund Class R6 ♠	448,904	3,586,740
		13,294,998
Bond funds: 12.81%
Wells Fargo Global Investment Grade Credit Fund Class R6 ♠	608,038	6,475,600
Wells Fargo High Yield Bond Fund Institutional Class ♠	1,305,497	4,425,636
Wells Fargo Income Plus Fund Institutional Class ♠	1,811,995	18,210,550
		29,111,786
Stock funds: 3.67%
Wells Fargo Diversified Income Builder Fund Class R6 ♠	905,692	5,560,952
Wells Fargo Emerging Markets Equity Fund Class R6 ♠	18,014	638,246
Wells Fargo Endeavor Select Fund Class R6 ♠†	88,236	1,076,481
Wells Fargo Large Cap Growth Fund Class R6 ♠	20,850	1,074,608
		8,350,287
Total Investment companies (Cost $203,479,866)		212,523,578

See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.48%
Investment companies: 0.48%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,100,000	$ 1,100,000
Total Short-term investments (Cost $1,100,000)				1,100,000
Total investments in securities (Cost $211,877,572)	97.87%			222,496,620
Other assets and liabilities, net	2.13			4,839,931
Total net assets	100.00%			$227,336,551

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period	% of net assets
Investment companies
Alternative investment funds
Wells Fargo Alternative Risk Premia Fund Class R6	$8,895,359	$191,001	$(5,249,615)	$(1,226,055)	$976,050	$3,586,740	1.58%
Bond funds
Wells Fargo Global Investment Grade Credit Fund Class R6	12,824,937	543,406	(7,142,945)	227,127	23,075	6,475,600
Wells Fargo High Yield Bond Fund Institutional Class	3,469,313	1,466,631	(754,186)	(10,409)	254,287	4,425,636
Wells Fargo Income Plus Fund Institutional Class	31,161,289	1,828,981	(16,546,837)	507,064	1,260,053	18,210,550
						29,111,786	12.81
Stock funds
Wells Fargo Diversified Income Builder Fund Class R6	0	5,883,416	(629,035)	26,319	280,252	5,560,952
Wells Fargo Emerging Markets Equity Fund Class R6	855,847	230,575	(701,820)	246,438	7,206	638,246
Wells Fargo Endeavor Select Fund Class R6†	1,939,111	95,446	(1,247,304)	488,026	(198,798)	1,076,481
Wells Fargo Large Cap Growth Fund Class R6	1,940,462	160,363	(1,243,888)	478,541	(260,870)	1,074,608
						8,350,287	3.67
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	976,721	26,452,771	(26,329,492)	0	0	1,100,000	0.48%
				$737,051	$2,341,255	$42,148,813	18.54%

See accompanying notes to portfolio of investments

2  |  Wells Fargo Spectrum Income Allocation Fund

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized capital gains (losses) on distributions from affiliated Underlying Funds
Investment companies
Alternative investment funds
Wells Fargo Alternative Risk Premia Fund Class R6	448,904	$0	$0
Bond funds
Wells Fargo Global Investment Grade Credit Fund Class R6	608,038	239,944	152,114
Wells Fargo High Yield Bond Fund Institutional Class	1,305,497	116,029	0
Wells Fargo Income Plus Fund Institutional Class	1,811,995	859,705	0
Stock funds
Wells Fargo Diversified Income Builder Fund Class R6	905,692	80,831	0
Wells Fargo Emerging Markets Equity Fund Class R6	18,014	1,928	0
Wells Fargo Endeavor Select Fund Class R6†	88,236	0	77,484
Wells Fargo Large Cap Growth Fund Class R6	20,850	0	139,721
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	1,100,000	507	0
		$1,298,944	$369,319

†	Non-income-earning security
See accompanying notes to portfolio of investments

Wells Fargo Spectrum Income Allocation Fund  |  3

Portfolio of investments—February 28, 2021 (unaudited)
Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.52%	8.59%	$155,190	$(1,472,015)	$521,742	$0	$1,268	$50,433,200
Wells Fargo Core Bond Portfolio	0.94	1.27	1,451,752	(1,751,926)	833,983	0	1,544	76,703,517
Wells Fargo Disciplined Large Cap Portfolio	4.29	2.66	342,457	1,865,520	0	135,354	720	8,534,799
Wells Fargo Emerging Growth Portfolio	0.21	0.06	223,430	192,208	0	1,236	229	610,780
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.17	0.24	174,147	257,960	0	38,537	18	407,267
Wells Fargo Factor Enhanced International Equity Portfolio	1.07	0.42	302,388	445,575	0	74,076	56	2,835,383
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.06	0.15	874,591	(235,767)	0	61,138	74	1,202,365
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.91	0.31	259,550	456,369	2	10,966	20	658,873
Wells Fargo High Yield Corporate Bond Portfolio	2.03	3.97	38,319	156,620	126,368	0	17	1,989,421
Wells Fargo Real Return Portfolio	6.31	3.83	4,537	422,319	138,137	24,631	74	8,870,789
Wells Fargo Small Company Value Portfolio	0.21	0.12	15,911	234,798	0	10,139	65	648,356
Wells Fargo Strategic Retirement Bond Portfolio	0.00	5.72	5,386	25,661	12,661	0	9	8,871,757
			$3,847,658	$597,322	$1,632,893	$356,077	$4,094	$161,766,507	71.16%
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	61	3-19-2021	$6,952,354	$6,707,560	$0	$(244,794)
IBEX 35 Index	104	3-19-2021	10,226,291	10,284,946	58,655	0
MSCI Emerging Markets Index	121	3-19-2021	7,983,225	8,095,505	112,280	0
OMX Stockholm 30 Index	400	3-19-2021	9,621,911	9,497,981	0	(123,930)
Short
E-Mini NASDAQ 100 Index	(21)	3-19-2021	(5,674,307)	(5,422,620)	251,687	0
E-Mini S&P 500 Index	(36)	3-19-2021	(7,019,209)	(6,856,560)	162,649	0
Euro STOXX 50 Index	(213)	3-19-2021	(9,256,537)	(9,321,219)	0	(64,682)
Mini-DAX Index	(121)	3-19-2021	(9,734,619)	(10,043,563)	0	(308,944)
					$585,271	$(742,350)
See accompanying notes to portfolio of investments

4  |  Wells Fargo Spectrum Income Allocation Fund

Notes to portfolio of investments—February 28, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Wells Fargo Spectrum Income Allocation Fund  |  5

Notes to portfolio of investments—February 28, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Exchange-traded funds	$8,873,042	$0	$0	$8,873,042
Investment companies	50,757,071	0	0	50,757,071
Short-term investments
Investment companies	1,100,000	0	0	1,100,000
Investments measured at net asset value*				161,766,507
	60,730,113	0	0	222,496,620
Futures contracts	585,271	0	0	585,271
Total assets	$61,315,384	$0	$0	$223,081,891
Liabilities
Futures contracts	742,350	0	0	742,350
Total liabilities	$742,350	$0	$0	$742,350

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $161,766,507. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the nine months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Spectrum Income Allocation Fund

Notes to portfolio of investments—February 28, 2021 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo Spectrum Income Allocation Fund  |  7